TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	December 31,	December 31,
	2018	2017
Receivables from handset sales financing	14,252	—
Subscribers	13,495	11,723
Other trade receivables	4,049	3,119
Roaming	3,763	7,650
Interconnect	2,193	2,121
Other receivables	1,641	1,254
Integration services	1,190	721
Bonuses from suppliers	492	569
Dealers	386	3,204
Allowance for ECL (IFRS 9)	(4,318)	—
Allowance for doubtful accounts (IAS 39)	—	(2,344)
Trade and other receivables total	37,143	28,017
Less non-current portion	(2,600)	—
Trade and other receivables current	34,543	28,017

Analysis of the age of trade and other accounts receivables

Receivables from subscribers and
dealers and other trade receivables	Weighted-	Gross	Loss allowance
assesed for impairement based on	average	carrying	(based on
provision matrix	loss rate	amount	provision matrix)	Credit-impaired
Current	1%	1,300	(5)	No
1 - 30 days past due	8%	9,707	(761)	No
31 - 60 days past due	14%	1,963	(285)	No
60 - 90 days past due	29%	719	(227)	No
More than 90 days past due	60%	1,282	(817)	Yes
Total	14%	14,971	(2,095)

Receivables other than from	Weighted-	Gross	Loss allowance
subscribers and dealers assesed for	average	carrying	(individually
impairement based on individual basis	loss rate	amount	assessed)	Credit-impaired
Current	1%	6,656	(11)	No
1 - 30 days past due	1%	1,147	(3)	No
31 - 60 days past due	1%	615	(5)	No
60 - 90 days past due	2%	396	(9)	No
More than 90 days past due	19%	3,424	(689)	Yes
Total	5%	12,238	(717)

	Weighted-		Loss allowance
	average	Gross carrying	(collectively
Receivables from handset sales financing	loss rate	amount	assessed)	Credit-impaired
Current	2%	12,352	(205)	No
1 - 30 days past due	13%	414	(52)	No
31 - 60 days past due	43%	93	(40)	No
60 - 90 days past due	58%	68	(39)	No
More than 90 days past due	88%	1,325	(1,170)	Yes
Total	11%	14,252	(1,506)

Analysis of the age of trade and other accounts receivables past due but not impaired

December 31,
2017
Neither past due nor impaired	22,551
Past due, but not impaired:
Less than 60 days	3,265
61-150 days	872
More than 150 days	1,329
Total	28,017

Schedule of changes in the allowance for expected credit losses

Year ended
December 31,
2018
Balance, beginning of the year calculated under IAS 39	(2,344)
Additional allowance required under IFRS 9	(233)
Balance, beginning of the year, calculated under IFRS 9	(2,577)
Allowance for ECL	(3,210)
Accounts receivable written off	2,948
Acquisition of subsidiaries	(1,479)
Balance, end of the year	(4,318)

Schedule of changes in the allowance for doubtful accounts receivable

	Year ended	Year ended
	December 31,	December 31,
	2017	2016
Balance, beginning of the year	(2,160)	(2,928)
Allowance for doubtful accounts	(2,880)	(2,863)
Accounts receivable written off	2,696	3,459
Disposal of subsidiary	—	172
Balance, end of the year	(2,344)	(2,160)